DEBT (Details - long term debt outstanding) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Less: unamortized debt discounts	$ (773,471)	$ 0
Current portion of debt, net of debt discounts	664,029	0
Long-term portion of debt	0	150,000
Small Business Administration [Member]
Debt Instrument [Line Items]
Total Debt	0	150,000
Note Payable [Member]
Debt Instrument [Line Items]
Total Debt	1,437,500	0
Total Debt [Member]
Debt Instrument [Line Items]
Total Debt	$ 1,437,500	$ 150,000